SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Time deposits	285,872	—	—

The Company recorded interest income related to its short-term investments amounting to RMB8,687, RMB5,712 and RMB894 (US$140) for the years ended December 31, 2019, 2020 and 2021, respectively, in the consolidated statements of operations.